Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:

(in thousands)	September 30, 2019	December 31, 2018
Raw materials	$351	$358
Work-in-process	350	500
Finished goods	35	—

Total inventories	$736	$858

Inventories consist of:

(in thousands)	December 31, 2018	December 31, 2017
Raw materials	$358	$298
Work-in-process	500	721
Finished goods	—	229

Total Inventory	$858	$1,248